Shareholder Report, Holdings (Details) - Short Term Investment Fund for Puerto Rico Residents, Inc. Class A	Jun. 30, 2024
Federal Home Loan Bank Discount Note, 0.00, due 070124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Federal Home Loan Bank Discount Note, 0.00, due 070224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Federal Home Loan Bank Discount Note, 0.00, due 070324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Federal Home Loan Bank Discount Note, 0.00, due 070924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Federal Home Loan Bank Discount Note, 0.00, due 071024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%